SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
-----------

FORM N-CSRS
---------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-2815

COPLEY FUND, INC.
(Exact name of registrant as specified in charter)
----------

245 Sunrise Ave.
Palm Beach, FL 33480
(Address of principal executive offices) (Zip code)

Irving Levine, President
245 Sunrise Ave.
Palm Beach, FL 33480
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-561-665-8050

DATE OF FISCAL YEAR END:  FEBRUARY 29, 2004

DATE OF REPORTING PERIOD:  AUGUST 31, 2004






ITEM 1.	REPORTS TO SHAREHOLDERS


Semi-Annual Report
August 31, 2004

COPLEY FUND, INC.
A No-Load Fund

Copley Fund, Inc.
Copley Financial Services Corp. - Investment Manager
PO Box 3287, Fall River, Massachusetts 02722, (508)674-8459

October 2004

Dear Fellow Shareholder:

2004, thus far, has been a most satisfactory year for Copley Fund, Inc. As of this writing we are up 8.4% for the year. Dividend paying stocks are in vogue for their safety and income; thus our present increase in value. All our categories of stocks such as Banking, Energy, Utilities, Gas, Health Care, etc., have shown solid increases.

The Fed is in the process of slowly raising interest rates.
These gradual increases should not affect the volatility of our types of holdings.

As you know, Copley does not distribute dividends or capital gains as all other funds do. Thus our shareholders do not pay taxes unless they choose to redeem. This means that on average on an after tax basis we are better than most other funds by approximately 3% which distribute dividends and capital gains and which an individual is taxed.

We do hope the SEC and Congress do not put too much of an expense burden on smaller ethical funds such as ours. The Sarbanes-Oxley Act will cause Copley to have added expenses from our past expenses. However, we will try to keep these expenses as small as possible.

Thus we are continuing our same investment approach as of the last 26 years which has resulted in the following performance.

*The record below gives an accurate history of our conservative approach.

	1984*			+23.9% (Top performing Fund in 1984)
	1985			+25%
	1986			+18%
	1987			 -8%
	1988			+20%
        1989                    +16% (including a reserve for taxes
                                      on unrealized gains)

	1990			 -2%
      	1991			+18%
	1992			+18%
	1993			+10%
	1994			 -7%
	1995			+26%
	1996			+ 5%
	1997			+25%
	1998			+14%
	1999			-6.86%
	2000			+22.50%
	2001			-9.30%
	2002			-13.9%
	2003			+14.31%
        2004                    +7.40% (as of September 30, 2004)

Our last letter informed you as to our adding new products in our operating division. This is starting to result in added volume.

Our thanks to our Board and our many shareholders for their support throughout our twenty-six years of operation.

Cordially yours,

/s/ Irving Levine
Irving Levine
PRESIDENT

P.S. The Wall Street Journal no longer lists Copley Fund under Mutual Funds as its minimum assets listing is one hundred million dollars. However, one can get our net asset value daily over the internet.

Copley Fund, Inc. Per Share Value
CALENDAR YEARS ENDED DECEMBER 31, 2003
PERIOD ENDED August 31, 2004

Year           Per Share Value
1981            4.53
1982            5.43
1983            6.06
1984            7.51
1985            9.36
1986           11.00
1987           10.11
1988           12.12
1989           14.28
1990           14.06
1991           16.47
1992           19.38
1993           21.35
1994           19.71
1995           24.65
1996           26.05
1997           32.58
1998           37.04
1999           34.50
2000           42.26
2001           38.33
2002           32.99
2003           37.71
2004           40.50(As of September 30, 2004)

ACCOUNTS REVIEW REPORT

Shareholders and Board of Directors
Copley Fund, Inc.
Palm Beach, Florida

I have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Copley Fund, Inc., as of August 31, 2004, and the related statement of operations, the statement of cash flows, the statement of changes in net assets, and the financial highlights for the six months then ended. These interim financial statements are the responsibility of the Company's management.

I conducted my review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, I do not express such an option.

Based upon my review, I am not aware of any material modifications that should be made to the accompanying interim financial statements for them to be in conformity with U.S. generally accepted accounting principals.

I have previously audited, in accordance with generally accepted auditing standards, the statement of assets and liabilities as of February 29, 2004 and the related financial statements and cash flows for the year then ended (not presented in full herein); and in my report dated April 20, 2004, I expressed an unqualified opinion on those financial statements.


ROY G. HALE
Certified Public Accountant
La Plata, Maryland
October 3, 2004

COPLEY FUND, INC.
PORTFOLIO OF INVESTMENTS
February 29, 2004

                                        Shares          Value
COMMON STOCKS-93.57%                    ------          ------

BANKING-7.20%
  Bank of America Corp                  20,000      $   899,600
  J.P Morgan Chase & Company            42,000        1,662,360
  KeyCorp                               15,000          470,250
  PNC Financial Services Group          35,000        1,878,450
                                                    ------------
                                                      4,910,660
                                                    ------------
DIVERSIFIED UTILITY COMPANIES-9.20%
  Alliant Energy Corp.                  20,000          519,800
  Dominion Resources, Inc.              30,000        1,946,700
  FPL Group                             55,000        3,806,000
                                                    ------------
                                                      6,272,500
                                                    ------------
DRUG COMPANIES-4.91%
  Bristol Myers Squibb Co.             100,000        2,373,000
  Pfizer, Inc.                          30,000          980,100
                                                    ------------
                                                      3,353,100
                                                    ------------
ELECTRIC AND GAS-16.03%
  American Electric Power               35,000        1,145,550
  Cinergy Corp.                         35,000        1,416,800
  First Energy Corp.                    40,000        1,609,600
  Great Plains Energy, Inc.             40,000        1,206,400
  Progress Energy, Inc.                 40,000        1,755,600
  Public Service Enterprise Group       15,000          635,100
  SCANA, Corp.                          50,000        1,897,000
  Sempra Energy, Inc.                   35,000        1,265,250
                                                    ------------
                                                   $ 10,931,300
                                                    ------------

See Accountant's Review Report
The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.
PORTFOLIO OF INVESTMENTS
August 31, 2004

                                        Shares          Value
                                        -------         ------

ELECTRIC POWER COMPANIES-13.50%
  Ameren Corporation                    30,000     $  1,403,700
  DTE Energy Company                    55,000        2,272,600
  Exelon Corporation                    23,200          854,920
  Nstar                                 25,000        1,220,000
  PP&L Corp.                            50,000        2,391,500
  Southern Company                      35,000        1,062,250
                                                   ------------
                                                      9,204,970
                                                   ------------

GAS UTILITIES & SUPPLIES-12.80%
  Delta Natural Gas Co.                 20,000          527,600
  Energy East Corp.                     40,000          974,800
  Keyspan Energy Corp.                  45,000        1,714,500
  New Jersey Resources Corp.            37,500        1,531,875
  Northwest Natural Gas Co.             40,000        1,233,200
  Peoples Energy Corp.                  40,000        1,662,000
  WGL Holdings Corp.                    38,000        1,088,700
                                                    -----------
                                                      8,732,675
                                                    -----------

HEALTH CARE PRODUCTS-1.05%
 *Zimmer Holdings, Inc.                 10,000          713,000
                                                    -----------

INSURANCE-3.74%
  Arthur J. Gallagher & Company         80,000        2,548,800
                                                    -----------

OILS-14.74%
  BP Amoco PLC.                         25,500        1,369,350
  Chevron Texaco Corp.                  23,100        2,252,250
  Exxon-Mobil Corp.                    106,086        4,890,565
  Sunoco, Inc.                          25,000        1,537,500
                                                    -----------
                                                   $ 10,049,665
                                                    -----------

See Accountant's Review Report.
The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.
PORTFOLIO OF INVESTMENTS
August 31, 2004

                                        Shares          Value
                                        -------         -------
RETAIL-1.54%
  Wal-Mart Stores, Inc.                 20,000      $ 1,053,400
                                                     ----------

TELEPHONE-8.86%
  Bell South Corp.                      20,000          535,200
  Citizens Communications Company       20,000          252,600
  SBC Communications, Inc.              60,430        1,558,490
  Verizon Communications, Inc.          94,232        3,698,606
                                                     ----------
                                                      6,044,896
                                                     ----------
Total Common Stocks (Cost $28,775,762)               63,814,966
                                                   ------------
PREFERRED STOCK-0.69%
  Franklin PR.(Cost $475,000)            4,750          475,000

  Total value of investments
   (Cost $29,250,762)                                64,289,966
  Excess of cash and other assets over liabilities    3,912,462
                                                    -----------
  NET ASSETS                                       $ 68,202,428

  *Non-income producing securities.

Federal Tax Information: At August 31, 2004, the net unrealized appreciation based on cost for Federal income tax purposes of $35,039,204 was as follows:

Aggregate gross unrealized appreciation for
all investments for which there was an
excess of value over cost                           $ 35,080,404
Aggregate gross unrealized depreciation for
all investments for which there was an
excess of cost over value                            (   41,200)
                                                    ------------

Net unrealized appreciation                         $ 35,039,204
                                                    ============

See Accountant's Review Report
The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2004


ASSETS
  Investments in securities, at fair
  value (identified cost $29,250,762)
  (Note 1)                                          $ 64,289,966
  Cash                                                 4,457,343
  Receivables:
    Capital Stock Sold                  $  32,397
    Trade (Notes 5&6)                      14,236
    Dividends and interest                251,560        298,193
                                        ----------
  Inventory (Notes 1, 5 & 6)                             171,730
  Prepaid Expenses                                           868
                                                    ------------
    Total Assets                                      69,218,100

LIABILITIES
  Payables:
    Redemptions                            46,267
    Trade                                  25,438
    Accrued income taxes-current          102,833
  Accrued expenses                         61,662
  Deferred income taxes (Notes 1 & 2)     779,472
    Total Liabilities                                  1,015,672
                                                     -----------

Commitments and Contingencies (Note 7)

  Net Assets                                        $ 68,202,428
                                                   =============

Net assets consist of:
  Capital Stock                                     $  1,711,266
  Paid in Capital                                      3,599,576
  Undistributed net investment and
  operating income                                    26,570,141
  Accumulated net realized gain on
  investment transactions                              1,282,241
  Net unrealized appreciation in
  value of investments (Note 2)                       35,039,204
                                                    ------------
     Total                                          $ 68,202,428
                                                    ============

Net Asset Value, Offering and
Redemption Price Per Share
(5,000,000 shares authorized)
(1,711,266 shares of $1.00 par
value capital stock outstanding)                    $      39.86
                                                    ============

See Accountant's Review Report.
The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.
STATEMENT OF OPERATIONS
August 31, 2004
Investment Income (Note 1)
  Income:
    Dividend                          $ 1,256,186
    Interest                               20,107
    Other Income                            1,207
                                      -----------
      Investment Income                              $ 1,277,500

Expenses:
  Investment advisory fee(Note 5)         250,704
  Professional fees                        44,595
  Custodian fees                           10,180
  Accounting and Shareholding
    Services                               37,956
  Printing                                  5,478
  Postage and shipping                      2,353
  Directors fees                           12,096
  Blue Sky fees                             4,866
  Insurance                                50,055
  Office expense & miscellaneous            2,284
                                      -----------
                                          420,567
Less:Investment advisory
     fee waived                            30,000        390,567
                                      -----------     ----------
Net investment income before
  income taxes                                           886,933

Operating Profit(Notes 2, 5 & 7)
  Gross Profit                             24,186
  Less: Operating expenses                 21,784
                                      -----------

Net operating profit before
  income taxes                                             2,402
                                                       ---------

Net Investment and Operating
  Income before Income Taxes                             889,335
  Less provision for income taxes
  (Notes 2 and 7)                                         57,833
                                                       ---------
  Net investment and operating income                    831,502

Realized and Unrealized Gain (Loss)
on Investments (Notes 2 and 4)
  Realized gain/loss from investment
    transactions during the period              0
  Increase in unrealized
    appreciation of investments
    during current period                 159,893
                                       ----------
  Net realized and unrealized
    gain                                                 159,893
                                                      ----------
Net Increase in Net Assets
Resulting from Operations                           $    991,395
                                                   =============

See Accountant's Review Report
The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.
STATEMENT CHANGES IN NET ASSETS


                                        Six Months
                                          Ended        Year Ended
                                         8/31/04        2/29/04
                                        ----------     ----------

Increase (Decrease)in Net Assets
from Operations
  Net investment and operating
    income                            $   831,502    $ 1,539,087
  Net realized gain/loss on
    investment transactions                     0      ( 308,205)
  Net change in unrealized
    appreciation on investments           159,893     13,130,685
                                      -----------    ------------

Increase (decrease)in net assets
resulting from operations                 991,3957    14,361,567


CAPITAL SHARE TRANSACTIONS
(Note 3)
  Increase (decrease) in net
    assets resulting from capital
    share transactions                 ( 2,261,943)   (2,532,428)
                                      -------------  ------------
Total increase (decrease)
  in net assets                         (1,270,548)   11,829,139

NET ASSETS

  Beginning of Period                   69,472,976    57,643,837
                                      -------------  ------------

  End of Period (including
  undistributed net investment
  and operating income of
  $26,570,141 and $27,799,949
  respectively                        $ 68,202,428  $ 69,472,976
                                      ============  ============

See Accountant's Review Report
The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.
STATEMENT OF CASH FLOWS
For the Six Months Ending August 31, 2004

Increase (Decrease) in Cash
Cash flows from operating activities
  Dividends and interest received                    $ 1,220,733
  Proceeds from disposition of long-term
    portfolio investments                                      0
  Receipts from customers                                 81,204
  Payments of taxes, net                              (   55,712)
  Expenses paid                                       (  385,408)
  Purchase of long-term portfolio investments         (  293,800)
  Payments to suppliers                               (   77,848)
                                                     ------------
    Net cash provided by operating activities            489,169
                                                     ============
Cash flows provided by financing activities
  Fund shares sold                                       177,254
  Fund shares repurchased                            ( 2,425,327)
                                                     ------------
    Net cash used by financing activities            ( 2,248,073)
                                                    =============

    Net decrease in cash                             ( 1,758,904)
    Cash at beginning of year                          6,216,247
                                                    -------------
    Cash as of August 31, 2004                       $ 4,457,343
                                                    =============

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES

Net increase in net assets
resulting from operations                            $   991,395
                                                     ------------
  Increase in investments                              ( 453,693)
  Increase in dividends and interest receivable        (  55,723)
  Decrease in receivables from customers                   3,161
  Decrease in inventory                                    4,095
  Increase in income taxes payable                        48,269
  Decrease in payables to customers                    (   4,588)
  Decrease in deferred income taxes payable            (  45,000)
  Increase in other assets                             (     760)
  Increase in accrued expenses                             2,013
                                                     ------------
    Total adjustments                                  ( 502,226)
                                                     ------------
    Net cash provided by operating activities        $   489,169
                                                     ============

See Accountant's Review Report
The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuations

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period; securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

Sales of Securities

In determining the net realized gain or loss from sales of securities, the cost of securities sold is determined on the basis of identifying the specific certificates delivered.

Equalization

The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of capital shares, equivalent on a per-share basis to the amount of distributed net investment and operating income on the date of the transaction, is credited or charged to undistributed net investment and operating income.

Distributions

It is the Fund's policy to manage its assets so as to avoid the necessity of making annual taxable distributions. Net investment and operating income and net realized gains are not distributed, but rather are accumulated within the Fund and added to the value of the Fund shares. By not distributing the income gains to shareholders, the Fund is subject to federal and state income taxes on the current taxable income and realized gains. The income taxes paid by the Fund are part of the operating expenses of the Fund and, accordingly, serve to reduce the net asset value of the Fund.

Inventory

Inventory represents the value of marketable goods held by the Fund's operating division. Inventory is valued at the lower of cost (determined by the first in/first out method) or market value. The method of valuing the inventory is an annual count whereby inventory items are valued at original cost based upon a first in/first out method; those items that are damaged or no longer marketable at full value are written down to estimated market value.

See Accountant's Review Report
The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.
NOTES TO FINANCIAL STATEMENTS

Income Taxes

The Fund files its tax returns as a regular corporation and accordingly the financial statements include provisions for current and deferred income taxes.

Other

Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.

2. Federal and State Income Taxes

The income tax provision included in the financial statements is as follows:

        Regular tax liability...............    $  57,833
        Deferred tax liability..............       45,000
                                                --------
                                                $ 102,833
                                                =========
The Fund provides deferred taxes for unrealized appreciation on its investment portfolio to the extent that management anticipates that a liability may exist based upon the Fund being a going-concern entity. If the Fund's income tax liability should exceed the amount of current and deferred income taxes, for some unforeseen reason, the Fund's Board of Directors is prepared to take the necessary steps to convert the Fund to a Regulated Investment Company (RIC). Income tax obligations associated with the conversion to RIC status will be recognized when the Board of Directors directs that a conversion be implemented. It is not the intent of management or the Board of Directors to convert to RIC status in the foreseeable future.

The amount of deferred taxes currently available to the Fund is $779,472. The difference between the effective rate on investment and operating income and the expected statutory rate is due substantially to the use by the Fund of the dividends received deduction. In tax years beginning after 1997, a small corporation is no longer subject to the alternative minimum tax. The Fund qualifies as a small corporation as set forth in Internal Revenue Code,

The Fund has $2,348,310 in accumulated capital loss carry forwards which expire as follows: $418,498 on February 28, 2007 and $1,621,607 on February 28, 2008; and $308,205 on February 28, 2009.

The Fund is qualified and currently conducts business in the State of Florida. The Fund is subject to Florida corporate taxes but is not subject to alternative minimum tax in any year which the Fund does not pay a federal alternative minimum tax.

See Accountant's Review Report
The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.
NOTES TO FINANCIAL STATEMENTS

3. Capital Stock

At August 31, 2004 there were 5,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital shares were as follows:


                        Six Months Ended                 Year Ended
                          8/31/04                         2/29/04

	                  Shares    Amount         Shares    Amount

Shares sold             3,952   $   177,254        42,038   $ 1,496,347
Shares repurchased   ( 62,189)  ( 2,439,197)     (112,226)  ( 4,033,417)
                     ---------  ------------     ---------  ------------
Net Change           ( 58,237)  $ (2,261,943)    ( 70,188)  $(2,537,070)
                     =========  ============     =========  =============

4. Purchases and Sales of Securities

Purchases of securities, other than United States government obligations and short-term notes, were $293,800. The Fund did not sell securities during this accounting period.

5. Investment Advisory Fee and Other Transactions with Related Parties

Copley Financial Services Corporation (CFSC), a Massachusetts corporation, serves as investment advisor to the Fund. Irving Levine, Chairman of the Board of the Fund, is the owner of all of the outstanding common stock of CFSC and serves as its President, Treasurer and a member of its Board of Directors.

Under the Investment Advisory Contract, CFSC is entitled to an annual fee, payable monthly at the rate of 1.00% of the first $25 million of the average daily net assets; .75% of the next $15 million; and ..50% on average daily net assets over $40 million.

Since September 1, 1978, in order to encourage the growth of the net asset value of the Fund by keeping expenses to a minimum, CFSC has waived a portion of the investment advisory fee on the first $15 million of average net assets. CFSC has made no commitment to continue this policy.

For the six months ended August 31, 2004, the fee for investment advisory service totaled $250,704, less fees of $30,000 voluntarily waived. Also, during the period unaffiliated directors received $12,096 in directors' fees.

See Accountant's Review Report
The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.
NOTES TO FINANCIAL STATEMENTS

The Fund's operating division, which imports merchandise for resale, places a portion of its merchandise on consignment with a company controlled by Irving Levine. The Fund invoices the consignee when the merchandise is ultimately sold. Results of the operating division during this period are as follows:

        Sales..............................     $ 75,625
        Cost of goods sold.................      (53,857)
                                                ----------
        Gross profit.......................       21,768
        General & administrative expenses..      (21,784)
                                                ----------
        Net loss from operation............      (    16)
        Other income (dividends & interest.        2,418
                                                ----------
        Net income.........................     $  2,402
                                                ==========

6. Notes Payable

A $3,000,000 line of credit has been secured for the operating division from Fleet National Bank. The assets of the Fund are pledged as security for this line of credit. The amount currently outstanding on this line is zero.

7. Commitments and Contingencies

Since the Fund accumulates its net investment income rather than distributing it, the Fund may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation's accumulated taxable income at a rate of 15% for years commencing after December 31, 2002.

Accumulated taxable income is defined as adjusted taxable income minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and accumulated earnings credit are available only if the Fund is not held to be a mere holding or investment company.

The Internal Revenue Service has, during examinations of the Fund's federal income tax returns, upheld management's position that the Fund is not a mere holding or investment company since the Fund is This finding by the Internal Revenue Service is always subject to review by the Service and a finding different from the one issued in the past could be made by the Service.

Provided the Fund manages accumulated and annual earnings and profits, in excess of $250,000, in such a manner that the funds are deemed to be obligated or consumed by capital losses, redemptions and expansion of the operating division, the Fund should not be held liable for the accumulated earnings tax by the Internal Revenue Service.

See Accountant's Review Report

The accompanying notes are an integral part of the financial statements.

ABOUT THE FUND'S DIRECTORS AND OFFICERS

The Fund is governed by a Board of Directors that meet to review investments, performance, expenses and other business matters, and is responsible for protecting the interests of shareholders. The majority of the Fund's directors are independent of Copley Financial Services Corp.; the only "inside" director is an officer and director of Copley Financial Services Corp. The Board of Directors elects the Fund's officers, who are listed in the final table. The business address of each director and officer is 245 Sunrise Ave., Palm Beach, FL 33480.


INDEPENDENT DIRECTORS
Name
(Date of Birth)			Principal Occupations(s) During Past 5
Year Elected                    and Other Directorships of Public Companies
---------------------------------------------------------------------------

Albert Resnick, M.D.		Physician Since 1948
(March 23, 1922)
1978

Kenneth Joblon			President, Brittany Dyeing & Printing Corp.
(February 28, 1946)		New Bedford, MA
1996

Burton S. Stern			Private Investor
(March 24, 1926)
1978

INSIDE DIRECTORS

Name
(Date of Birth)
Year Elected
(Number of Copley               Principal Occupations(s) During Past 5 years
Portfolios Overseen)            and Other Directorships of Public Companies

Irving Levine			President, Treasurer and a Director of Copley
(September 25, 1921)		Financial Services Corp. since 1978; a Director
1978                            of Franklin Capital Corp. (an operating
[1]                             investment company) since March, 1990; Chairman
                                of the Board and Treasurer of Stuffco
                                International, Inc., a ladies handbag processor
                                and retail chain operator, since February 1978;
                                Director of US Energy Systems, Inc. since 2000.

OFFICERS

Name
(Date of Birth)			Principal Occupations(s) During Past 5
Title                           and Other Directorships of Public Companies

Irvine Levine			See Above
(September 25, 1921)
Chairman of the Board of
Directors and President

Eileen Joinson			Clerk-Treasurer of the Fund since 1980; Clerk
(March 14, 1948)                and Office Manager of Stuffco International,
Clerk                           Inc., a ladies handbag processor, since 1978.


The following supplemental information is furnished for the six month period ending August 31, 2004.

Portfolio of Investments

Copley Fund, Inc. will begin filing its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year on Form N-Q. This reporting procedure will commence for the Fund for the third quarter ending November 30, 2004. The Fund has 60 days after the end of the first and third quarters to file the report with the SEC. Forms N-Q will be available on the SEC website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. and information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-352-9908 and are available on the SEC website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities, during the most recent 12-month period is available without charge, upon request, by calling 1-800-352-9908 and are available on the SEC website at http://www.sec.gov.

Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period (March 1, 2004 - August 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.
Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

It is important to consider that the Copley Fund, Inc. includes federal and state income taxes paid by the Fund on current earnings in the expense ratios used in the following table. Most other funds do not pay income taxes on current earnings but pass the obligations to shareholders.

                        Beginning          Ending           Expenses Paid
                       Account Value     Account Value      During Period*
                       March 1, 2004    August 31, 2004   (3/1/04-8/31/04)
                       ----------------------------------------------------

Actual                   $1,000            $1,008               $7

Hypothetical             $1,000            $1,018               $7
(5% return before
 expenses)

*Expenses are equal to the Fund's annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by the number of days in the Fund's most recent fiscal half-year divided by 365 or 366 (to reflect the one-half year period shown).

The actual return for the Fund during the six month period, which is not annualized, was 1.53%


COPLEY FUND, INC.
FINANCIAL HIGHLIGHTS

The following table presents information about the Fund's financial history.
It is based upon a single share outstanding throughout each fiscal year
(which ends on the last day of February).

                                                         Year Ended

                                  August     February   February   February   February   February
                                  31, 2004   29, 2004   28, 2003   28, 2002   28, 2001   29, 2000
Net asset value,
Beginning of year                 $39.26     $31.33     $37.66     $39.94     $31.68     $34.22

Income (loss) for
Investment operations:
Net investment income(loss)       0.50       0.85        0.95       0.67      0.97       1.06

Net gains(losses) on securities
(both realized and unrealized)    0.10       7.08        (7.28)     (2.95)    7.29       (3.60)

Total investment operations       0.60       7.93        (6.33)     (2.28)    8.26       (2.54)

Net asset value, end of year      $39.86     $39.26      $31.33     $37.66    $39.94     $31.68

Total Return (a)                  1.53%      25.31%      -16.81%    -5.71%    26.07%     -7.42%

Net Assets, last day of
February (in thousands)           68,202     69,473      57,644     76,607    83,573     71,723

Ratio of expenses to average
Net assets (b)(c)                 1.01%      1.01%       1.07%      0.98%     1.04%      1.06%

Ratio of net income(loss) to
Average net assets (c)            2.42%      2.42%       2.47%      1.70%     2.66%      3.01%

Portfolio Turnover                0.46%      0.92%       8.65%      3.33%     26.26%     6.77%

Number of shares outstanding
 at end of period (in
 thousands)                       1,711      1,770       1,840      2,034     2,092      2,264


(a) Total return for periods less than one year are not annualized.
(b) Ratio of expenses presented exclude income taxes.
(c) Annualized for periods less than one year.

See Accountant's Review Report
The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC. Semi-Annual Report
A No-Load Fund
August 31, 2004

Investment Adviser
Copley Financial Services Corp.
P.O. Box 3287
Fall River, Massachusetts 02722

Custodian
Fleet Investment Services
111 Westminster Street
Providence, Rhode Island 02903

Transfer Agent
Gemini Fund Services
4020 South 147th Street
Suite 2
Omaha, Nebraska  68137
Tel. (402)493-4603
(800)635-3427, ext. 7204
FAX: (402)963-9094

General Counsel
Roberts & Henry
504 Talbot Street
St. Michaels, MD 21663

Auditors
Roy G. Hale, C.P.A.
624 Clarks Run Road
La Plata, MD 20646

Item 2.	CODE OF ETHICS

The registrant has adopted a Code of Ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its Code of Ethics during the covered period. The registrant has not granted any waivers from any provisions of the Code of Ethics during the covered period. The registrant undertakes to provide to any person without charge, upon request, a copy of its Code of Ethics by mail when they call the registrant toll free at
(800)635-3427.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

(a)(1) The registrant's Board of Directors has determined that the Board's Audit Committee does not have an "audit committee financial expert", as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert", the Board determined that none of the members of the audit committee met all five qualifications in the definition, although some members of the Audit Committee met some of the qualifications. The Board also determined that while the Audit Committee members have general financial expertise, given the size and type of the Copley Fund, Inc., (the "Fund") and in light of the nature of the accounting and valuation issues that the Fund has presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.


Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

        Not applicable - only effective for annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

                Not applicable to open-end investment
                management companies.

ITEM 6. (Reserved)



ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
        FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable to open-end investment
                management companies.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
        INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                Not applicable to open-end investment
                management companies.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

		Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

	(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

        (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.	EXHIBITS.

        (a)(1)  Code of Ethics is attached hereto.

        (a)(2) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is filed herewith.

        (b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended
        (17 CFR 270.30a-2(b)) also accompany this filing.

SIGNATURES



	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                             Copley Fund, Inc.

                                             By: /s/ Irving Levine



                                          ___________________________
                                          Name:  Irving Levine
                                          Title: President (Chief
                                                 Executive Officer)


Date: November 1, 2004

	Pursuant to the requirements of the Securities Exchange
        Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           By: /s/ Irving Levine



                                         ___________________________
                                           Name:  Irving Levine
                                           Title: President and
                                           Treasurer
                                           (Chief Financial Officer)


Date: November 1, 2004